CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($) $ in Thousands	Total	Total attributable to equity holders [Member]	Shareholders Contributions, Total Common Stock [Member]	Shareholders Contributions, Common Stock [Member]	Shareholders Contributions, Inflation Adjustment to Common Stock [Member]	Retained Earnings, Accumulated Retained Earnings [Member]	Retained Earnings, Legal Reserve [Member]	Retained Earnings, Future Capital Expenditures and other Financial Need Reserve [Member]	Retained Earnings, Future Dividend Reserve [Member]	Retained Earnings, Future Capital Expenditure Reserve [Member]	Retained Earnings, Subtotal [Member]	Non-controlling interests [Member]
Balance at beginning of period at Dec. 31, 2014	$ 1,867,543	$ 1,867,537	$ 1,345,300	$ 794,495	$ 550,805	$ 104,983	$ 242,254	$ 0	$ 0	$ 175,000	$ 522,237	$ 6
Resolutions of the Extraordinary and Ordinary Shareholders' Meeting
Derecognition of Reserves	0	0	0	0	0	175,000	0	0	0	(175,000)	0	0
Legal Reserve	0	0	0	0	0	(5,249)	5,249	0	0	0	0	0
Future Dividends Reserve	0	0	0	0	0	(99,734)	0	0	99,734	0	0	0
Future Capital Expenditures and Other Financial Expenses	0	0	0	0	0	(175,000)	0	175,000	0	0	0	0
Comprehensive income (loss) for the year	(172,109)	(172,109)	0	0	0	(172,109)	0	0	0	0	(172,109)	0
Balance at end of period at Dec. 31, 2015	1,695,434	1,695,428	1,345,300	794,495	550,805	(172,109)	247,503	175,000	99,734	0	350,128	6
Resolutions of the Board of Director's Meeting
Cash dividends	(99,734)	(99,734)	0	0	0	0	0	0	(99,734)	0	(99,734)	0
Resolutions of the Extraordinary and Ordinary Shareholders' Meeting
Derecognition of Reserves	0	0	0	0	0	175,000	0	(175,000)	0	0	0	0
Future Capital Expenditures Reserve	0	0	0	0	0	(2,891)	0	0	0	2,891	0	0
Comprehensive income (loss) for the year	930,678	930,675	0	0	0	930,675	0	0	0	0	930,675	3
Balance at end of period at Dec. 31, 2016	2,526,378	2,526,369	1,345,300	794,495	550,805	930,675	247,503	0	0	2,891	1,181,069	9
Resolutions of the Extraordinary and Ordinary Shareholders' Meeting
Derecognition of Reserves	0	0	0	0	0	2,891	0	0	0	(2,891)	0	0
Legal Reserve	0	0	0	0	0	(21,556)	21,556	0	0	0	0	0
Future Dividends Reserve	0	0	0	0	0	(912,010)	0	0	912,010	0	0	0
Dividends payment to non-controlling interest	(4)	0	0	0	0	0	0	0	0	0	0	(4)
Comprehensive income (loss) for the year	2,793,266	2,793,263	0	0	0	2,793,263	0	0	0	0	2,793,263	3
Balance at end of period at Dec. 31, 2017	$ 5,319,640	$ 5,319,632	$ 1,345,300	$ 794,495	$ 550,805	$ 2,793,263	$ 269,059	$ 0	$ 912,010	$ 0	$ 3,974,332	$ 8